UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          February 11, 2013
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   32
                                                     ------------

Form 13F Information Table Value Total:              $  426,792
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP NO   (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Agilent Technologie     COM          00846U101   4404161           107576SH      SOLE          107576        0         0
Albemarle               COM          012653101   7423278           119499SH      SOLE          119499        0         0
CIT Group               COM           125581801 17581857           455017SH      SOLE          455017        0         0
CareFusion Corporat     COM          14170T101  11567898           404755SH      SOLE          404755        0         0
Carter's                COM           146229109 18675583           335590SH      SOLE          335590        0         0
Chart Industries        COM          16115Q308  12062324           180874SH      SOLE          180874        0         0
Covanta Holdings        COM          22282E102  14747439           800621SH      SOLE          800621        0         0
Denbury Resources       COM           247916208 10239566           632072SH      SOLE          632072        0         0
Euronet Worldwide       COM           298736109  8066716           341810SH      SOLE          341810        0         0
First Republic Bank     COM          33616C100  10616754           323879SH      SOLE          323879        0         0
General Cable           COM           369300108 10810420           355489SH      SOLE          355489        0         0
HCC Insurance Holdi     COM           404132102 19914234           535185SH      SOLE          535185        0         0
Hexcel                  COM           428291108 17776130           659352SH      SOLE          659352        0         0
Host Hotels & Resor     COM          44107P104  16216773          1034893SH      SOLE          1034893       0         0
IDEX Corporation        COM          45167R104  12306208           264479SH      SOLE          264479        0         0
Jacobs Engineering      COM           469814107 13700516           321835SH      SOLE          321835        0         0
Kinder Morgan Energ     COM           494550106  4820912            60420SH      SOLE           60420        0         0
Kinder Morgan Manag     COM          49455U100   9080587           120336SH      SOLE          120336        0         0
Kroger                  COM           501044101 19246630           739686SH      SOLE          739686        0         0
Neustar                 COM          64126X201  19623953           468017SH      SOLE          468017        0         0
PVH Corp                COM           693656100 16066921           144734SH      SOLE          144734        0         0
PartnerRe               COM          G6852T105  16793112           208636SH      SOLE          208636        0         0
Pioneer Natural Res     COM           723787107 12879803           120835SH      SOLE          120835        0         0
Reliance Steel & Al     COM           759509102 17145810           276100SH      SOLE          276100        0         0
Roper Industries        COM           776696106 10046801            90122SH      SOLE           90122        0         0
Ross Stores             COM           778296103 14488547           267860SH      SOLE          267860        0         0
SEI Investments         COM           784117103 12193026           522409SH      SOLE          522409        0         0
Valeant Pharma Int'     COM          91911K102  19372712           324121SH      SOLE          324121        0         0
Wabtec                  COM           929740108 15444770           176431SH      SOLE          176431        0         0
Waddell & Reed Fina     COM           930059100 13889907           398906SH      SOLE          398906        0         0
Weatherford Interna     COM          H27013103   8409363           751507SH      SOLE          751507        0         0
Western Union           COM           959802109 11178805           821367SH      SOLE          821367        0         0

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